Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 14,696	$ 14,201
Associated liabilities	9,151	10,376
Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	14,692	14,176
Associated liabilities	9,146	10,177
Credit cards [Member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	10,964	9,506
Credit cards [Member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	10,964	9,506
Consumer installment and other personal [member] | Carrying value [member]
Disclosure of information about structured entities [Line Items]
Assets	3,732	4,695
Consumer installment and other personal [member] | Fair Value [Member]
Disclosure of information about structured entities [Line Items]
Assets	$ 3,728	$ 4,670